Subsequent Events (Details) - Remington Project Management Business $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 06, 2018 USD ($) director $ / shares shares	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Scenario, Forecast
Subsequent Event [Line Items]
Dividend rate		6.50%	6.00%	5.50%
Subsequent Event
Subsequent Event [Line Items]
Purchase price | $	$ 203
Share price (in dollars per share) | $ / shares	$ 140
Conversion premium	45.00%
Equity interest issued (in shares) | shares	1,450,000
Voting rights limit	25.00%
Voting rights limit term	5 years
Right to nominate, number | director	2